UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-3189

Name of Fund:  Summit Cash Reserves Fund of Financial Institutions
               Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Summit Cash Reserves Fund of Financial Institutions Series Trust,
800 Scudders Mill Road, Plainsboro, NJ,  08536.  Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/04

Date of reporting period: 06/01/03 - 05/31/04

Item 1 - Report to Stockholders


(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Summit
Cash Reserves
Fund
Of Financial Institutions Series Trust


Annual Report
May 31, 2004



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.



Summit Cash Reserves Fund of
Financial Institutions Series Trust
Box 9011
Princeton, NJ
08543-9011



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Summit Cash Reserves Fund


Important Tax Information (unaudited)


Of the ordinary income distributions paid by Summit Cash Reserves Fund of Financial Institutions Series Trust during the fiscal year ended May 31, 2004, 28.13% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



SUMMIT CASH RESERVES FUND, MAY 31, 2004



A Letter From the President


Dear Shareholder

Fixed income markets were mixed over the most recent six-month and 12-month reporting periods. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, had a six-month return of +3.24% and a 12-month return of +13.25% as of May 31, 2004. Corporate bonds, represented by the Merrill Lynch U.S. Corporate Master Index, posted returns of +.67% and -.16% for the six-month and 12-month periods ended May 31, 2004, respectively. Treasury issues, as measured by the Citigroup Treasury 1-3 Year Index, returned +.48% and +.63% for the same six-month and 12-month periods.

By May month-end, the Federal Reserve Board appeared poised to raise the Federal Funds target rate from its 45-year low of 1%. This anticipated shift in monetary policy was largely prompted by better-than-expected employment reports for the months of March, April and May, as well as by rising producer prices. The good news on the employment front - previously a dim spot in an otherwise bright economic picture - helped cause the yield on the 10-year Treasury bond to spike 75 basis points (.75%), from 3.91% on April 1 to 4.66% on May 28.

Equity markets, in the meantime, gleaned support from the improving economic environment and provided attractive returns. Although we did experience a market correction toward the end of the period, for the six months and 12 months ended May 31, 2004, the Standard & Poor's 500 Index returned +6.79% and +18.33%, respectively. Significant fiscal and monetary stimulus in 2003, including low interest rates and tax cuts, opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these developments led the way to improvements in corporate earnings - a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. Of course, markets will always fluctuate, and there are many uncertainties - including the possibility of geopolitical events - that can translate into negative market movements. Keeping this in mind, however, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Importantly, your financial advisor can help you develop a strategy most suitable for your circumstances through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



SUMMIT CASH RESERVES FUND, MAY 31, 2004



A Discussion With Your Fund's Portfolio Manager


The Fund maintained a longer-than-average portfolio maturity for most of the 12-month period in order to take advantage of higher yields at the longer end of the money market yield curve.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended May 31, 2004, Summit Cash Reserves Fund's Class A and Class B Shares had net annualized yields of .51% and .12%, respectively.* For the six-month period ended May 31, 2004, the Fund's Class A and Class B Shares had net annualized yields of .40% and .12%, respectively. The Fund's seven-day yield as of May 31, 2004 was .39% for Class A and .11% for Class B.

The average portfolio maturity for Summit Cash Reserves Fund at May 31, 2004 was 72 days, compared to 47 days at May 31, 2003 and 68 days at November 30, 2003. The Fund's average maturity during the 12-month period ranged from a low of 47 days to a high of 76 days.

Although interest rates moved significantly higher in the last two months of the period, they were mainly range-bound for the majority of the fiscal year. The Federal Reserve Board reduced the Federal Funds target rate in June 2003 from 1.25% to 1% - its lowest level since 1958 - and also maintained a monetary easing bias. Because of this, the Fund's performance for the fiscal year benefited from its longer-than-average maturity compared to many of its peers and a significant position in floating rate securities.


How did you manage the portfolio during the 12-month period?

Early in the period, we believed the Federal Reserve Board would leave short-term interest rates low as long as the employment situation was weak and deflation remained a concern. With that in mind, we added some longer-dated callable U.S. agency securities to the portfolio because they offered yield enhancement and the potential for price appreciation. Yield spreads on callable agency securities relative to straight bullet issues were wide as interest rate volatility remained at the higher end of the historical range for most of the year.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


We continued to position the Fund in a barbelled manner. Along with the longer-dated callable U.S. agency securities, we also maintained investments in the three-month and under sector. We employed this strategy because there was no pickup in yield in the three-month - one-year sectors. The yield curve was flat in this area, with no increase in yield until the 15-month - two-year sector. For the balance of the period, approximately 50% of the portfolio was invested in variable rate products, which we consider consistent with the short end of our investment spectrum. This position served as part of the barbell trade and as a protection to the portfolio in the event an unforeseen rise in interest rates did occur.

Over the second half of 2003 and the first quarter of 2004, the two-year Treasury note generally traded in a range between 1.50% and 2%. Assessing greater value at the higher end of the trading range and minimal value at the lower end, we adjusted our portfolio duration accordingly. When interest rates trended lower, we looked to actively reduce our exposure and target a duration in the 55-day range. This allowed us the flexibility to extend duration back into the 70-day range if interest rates rose and reapproached the 2% level.


How would you characterize the portfolio's position at the close of the period?

Three consecutive months of strong payroll growth in March, April and May has seemingly set the stage for an increase in the Federal Funds rate, perhaps as soon as the June 30 Federal Open Market Committee meeting. As a result, the front end of the yield curve has steepened considerably, pricing in the likelihood of additional interest rate increases before the end of the calendar year.



SUMMIT CASH RESERVES FUND, MAY 31, 2004



In the early stages of a rising interest rate environment, the two-year sector typically underperforms the rest of the yield curve. Accordingly, we intend to avoid those longer sectors until they approach what we consider to be fair value. Until then, we will continue to focus on maturities inside of year-end (December 2004), as they currently are fairly priced relative to our interest rate view and provide significant yield enhancement compared to overnight financing levels. Therefore, commercial paper represents a larger percentage of our holdings. As long as interest rates remain on an upward trajectory, we intend on targeting a more conservative portfolio duration and will seek to maintain significant exposure to the floating rate sector. Such a strategy should prove beneficial in this investment environment.

The Fund's portfolio composition at the end of the period and as of our last report to shareholders is detailed below:


                                            5/31/04        11/30/03

Bank Notes                                     4.2%           --
Certificates of Deposit                        0.7            --
Certificates of Deposit--European              3.5            --
Certificates of Deposit--Yankee++              3.5            8.0%
Commercial Paper                              43.4           32.6
Funding Agreements                             1.4            4.5
Medium-Term Notes                              6.8            8.3
Promissory Notes                               3.1            0.3
U.S. Government, Agency &
   Instrumentality Obligations--
   Discount                                    4.3            5.1
U.S. Government, Agency &
   Instrumentality Obligations--
   Non-Discount                               35.3           41.5
U.S. Treasury Bonds & Notes                    0.1            0.3
Liabilities in Excess of Other Assets         (6.3)          (0.6)
                                             ------         ------
Total                                        100.0%         100.0%
                                             ======         ======

++U.S. branches of foreign banks.


Richard J. Mejzak
Vice President and Portfolio Manager

June 23, 2004



SUMMIT CASH RESERVES FUND, MAY 31, 2004


Schedule of Investments                                                     (In Thousands)

                                        Face         Interest      Maturity
Issue                                  Amount         Rate*          Date          Value
Bank Notes--4.2%

Bank of America,                       $6,000        1.05++%      1/28/2005       $  5,999
NA

Total Bank Notes
(Cost--$6,000)                                                                       5,999


Certificates of Deposit--0.7%

Citibank, NA                            1,000        1.19         8/19/2004          1,000
Total Certificates of Deposit
(Cost--$1,000)                                                                       1,000


Certificates of Deposit--European--3.5%

Credit Agricole                         2,000        1.27        12/31/2004          1,996
Indosuez

Landesbank                              1,000        1.28         9/13/2004          1,000
Hessen-Thueringen
Girozentrale

Societe Generale                        2,000        1.14         8/26/2004          1,999

Total Certificates of Deposit--European
(Cost--$5,000)                                                                       4,995


Certificates of Deposit--Yankee--3.5%

Canadian Imperial                       5,000        1.15++       6/15/2005          5,000
Bank of Commerce

Total Certificates of Deposit--Yankee
(Cost--$5,000)                                                                       5,000


Commercial Paper--43.4%

ANZ (Delaware), Inc.                    4,620        1.04         6/21/2004          4,617

Aspen Funding                           5,000        1.20         8/23/2004          4,985
Corp.

Blue Ridge Asset                        3,000        1.04         6/30/2004          2,997
Funding Corporation

CBA (Delaware)                          1,000        1.14         7/27/2004            998
Finance Inc.                              400        1.30         8/23/2004            399

CDC Commercial                          2,329        1.02         6/01/2004          2,329
Paper Corp.

Falcon Asset                            3,000        1.03         6/14/2004          2,999
Securitization                          4,000        1.03         6/28/2004          3,997
Corporation

Fortis Funding LLC                      2,000        1.21         8/17/2004          1,995

Greyhawk Funding,                       2,000        1.04         6/09/2004          1,999
LLC                                     2,000        1.09         7/07/2004          1,998

HBOS Treasury                           2,200        1.08         7/19/2004          2,197
Services PLC

Jupiter                                 2,250        1.04         6/02/2004          2,250
Securitization
Corporation

Kitty Hawk                              5,000        1.05         6/15/2004          4,998
Funding Corp.



                                        Face         Interest      Maturity
Issue                                  Amount         Rate*          Date          Value
Commercial Paper (concluded)

Morgan Stanley                         $1,100        1.143++%    10/28/2004       $  1,100

Newport Funding                         5,000        1.03         6/01/2004          5,000
Corp.

Nordea North                            5,000        1.24         8/30/2004          4,984
America, Inc.

Old Line Funding                        2,200        1.04         6/21/2004          2,199
Corporation

PB Finance                              5,000        1.05         6/08/2004          4,999
(Delaware), Inc.                        2,500        1.21         8/11/2004          2,494

Sigma Finance                           3,000        1.053++      6/10/2004          3,000
Corporation

Total Commercial Paper
(Cost--$62,536)                                                                     62,534


Funding Agreements--1.4%

General Electric                        2,000        1.15++      10/01/2004          2,000
Capital Corp.

Total Funding Agreements
(Cost--$2,000)                                                                       2,000


Medium-Term Notes--6.8%

Dorada Finance                          3,500        1.24++       3/15/2005          3,504
Incorporated

General Electric                        2,000        1.18++       6/17/2005          2,000
Capital Corp.

Household Finance                         800        1.26++       8/18/2004            800
Corporation

Morgan Stanley                          1,000        1.10++       6/03/2005          1,000
                                          500        1.11++       6/27/2005            500

Sigma Finance                           2,000        1.05++       3/04/2005          2,000
Corporation

Total Medium-Term Notes
(Cost--$9,804)                                                                       9,804


Promissory Notes--3.1%

Goldman Sachs                           4,500        1.14++       9/07/2004          4,500
Group, Inc.

Total Promissory Notes
(Cost--$4,500)                                                                       4,500


U.S. Government, Agency & Instrumentality
Obligations--Discount--4.3%

Fannie Mae                              2,000        1.29         2/04/2005          1,978

Freddie Mac                               190        1.30        11/04/2004            189
                                        4,000        1.245        2/08/2005          3,955

Total U.S. Government, Agency &
Instrumentality Obligations--
Discount (Cost--$6,136)                                                              6,122



SUMMIT CASH RESERVES FUND, MAY 31, 2004


Schedule of Investments (concluded)                                         (In Thousands)

                                        Face         Interest      Maturity
Issue                                  Amount         Rate*          Date          Value
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount--35.3%

Fannie Mae                             $5,000        1.04++ %     1/18/2005       $  4,998
                                        4,400        1.00++       8/17/2005          4,398
                                          240        2.125        8/19/2005            240
                                          735        2.06         8/26/2005            734
                                        1,250        2.11         8/26/2005          1,248
                                        7,000        0.983++      8/29/2005          6,996
                                        3,500        0.99++       9/06/2005          3,497
                                          450        2.07        10/21/2005            448
                                          450        2.10        10/21/2005            449
                                          400        2.375        5/04/2006            397

Federal Farm                            3,000        0.96++       6/21/2004          3,000
Credit Bank                             9,000        1.00++       2/07/2005          8,999
                                        5,000        1.01++       2/24/2005          5,000
                                          700        1.02++       2/21/2006            700
                                          500        1.05++       2/20/2008            500

Federal Home                            1,000        0.97++       7/06/2004          1,000
Loan Bank                                 500        3.875       12/15/2004            506
                                        1,225        1.50         5/13/2005          1,220
                                        2,000        1.50         8/26/2005          1,983

Freddie Mac                               500        2.41        11/04/2005            500
Participation                           2,300        1.135++     11/07/2005          2,300
Certificates                              750        2.30        11/17/2005            749
                                        1,000        2.35        12/09/2005          1,000

Total U.S. Government, Agency &
Instrumentality Obligations--
Non-Discount (Cost--$50,887)                                                        50,862


U.S. Treasury Notes--0.1%

U.S. Treasury Notes                       200        1.50         3/31/2006            197

Total U.S. Treasury Notes
(Cost--$198)                                                                           197

Total Investments  (Cost--$153,061)--106.3%                                        153,013
Liabilities in Excess of Other Assets--(6.3%)                                      (9,082)
                                                                                  --------
Net Assets--100.0%                                                                $143,931
                                                                                  ========


*Commercial Paper and certain U.S. Government, Agency &
Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at May 31, 2004.

++Variable rate notes.

See Notes to Financial Statements.


SUMMIT CASH RESERVES FUND, MAY 31, 2004


Statement of Assets and Liabilities

As of May 31, 2004
Assets

           Investments in unaffiliated securities, at value
           (identified cost--$153,061,369*)                                                                 $   153,013,141
           Receivables:
               Beneficial interest sold                                                   $       160,673
               Interest                                                                           131,043           291,716
                                                                                          ---------------
           Prepaid expenses                                                                                          23,087
                                                                                                            ---------------
           Total assets                                                                                         153,327,944
                                                                                                            ---------------

Liabilities

           Payables:
               Securities purchased                                                             4,984,500
               Beneficial interest redeemed                                                     4,280,684
               Investment adviser                                                                  57,454
               Custodian bank                                                                      25,661
               Distributor                                                                         17,914
               Other affiliates                                                                    14,737         9,380,950
                                                                                          ---------------
           Accrued expenses                                                                                          16,443
                                                                                                            ---------------
           Total liabilities                                                                                      9,397,393
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   143,930,551
                                                                                                            ===============

Net Assets Consist of

           Class A Shares of beneficial interest, $.10 par value, unlimited number
           of shares authorized                                                                             $     5,932,155
           Class B Shares of beneficial interest, $.10 par value, unlimited number
           of shares authorized                                                                                   8,465,723
           Paid-in capital in excess of par                                                                     129,580,901
           Unrealized depreciation on investments--net                                                             (48,228)
                                                                                                            ---------------
           Net Assets                                                                                       $   143,930,551
                                                                                                            ===============

Net Asset Value

           Class A--Based on net assets of $59,300,228 and 59,321,549 shares of
           beneficial interest outstanding                                                                  $          1.00
                                                                                                            ===============
           Class B--Based on net assets of $84,630,323 and 84,657,231 shares of
           beneficial interest outstanding                                                                  $          1.00
                                                                                                            ===============

*Cost for Federal income tax purposes. As of May 31, 2004, net unrealized depreciation for Federal income tax purposes amounted to $48,228, of which $539 related to appreciated securities and $48,767 related to depreciated securities.

See Notes to Financial Statements.


SUMMIT CASH RESERVES FUND, MAY 31, 2004


Statement of Operations

For the Year Ended May 31, 2004
Investment Income

           Interest and amortization of premium and discount earned                                         $     1,876,530

Expenses

           Investment advisory fees                                                       $       798,917
           Distribution fees--Class B                                                             750,463
           Transfer agent fees--Class B                                                            97,667
           Registration fees                                                                       61,786
           Accounting services                                                                     59,169
           Professional fees                                                                       52,270
           Transfer agent fees--Class A                                                            50,067
           Printing and shareholder reports                                                        40,494
           Custodian fees                                                                          20,922
           Trustee's fees and expenses                                                             10,865
           Pricing fees                                                                             2,028
           Other                                                                                   19,181
                                                                                          ---------------
           Total expenses before waiver                                                         1,963,829
           Waiver of expenses                                                                   (495,046)
                                                                                          ---------------
           Total expenses after waiver                                                                            1,468,783
                                                                                                            ---------------
           Investment income--net                                                                                   407,747
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) on Investments--Net

           Realized gain on investments--net                                                                         18,342
           Change in unrealized appreciation/depreciation on investments--net                                      (65,693)
                                                                                                            ---------------
           Total realized and unrealized loss on investments--net                                                  (47,351)
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $       360,396
                                                                                                            ===============

See Notes to Financial Statements.


SUMMIT CASH RESERVES FUND, MAY 31, 2004


Statements of Changes in Net Assets

                                                                                                 For the Year Ended May 31,
Increase (Decrease) in Net Assets:                                                                2004              2003
Operations

           Investment income--net                                                         $       407,747   $     1,174,996
           Realized gain on investments--net                                                       18,342            65,754
           Change in unrealized appreciation/depreciation on investments--net                    (65,693)         (116,180)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                   360,396         1,124,570
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders

           Investment income--net:
               Class A                                                                          (297,296)         (650,373)
               Class B                                                                          (110,451)         (524,623)
           Realized gain on investments--net:
               Class A                                                                            (6,638)          (17,933)
               Class B                                                                           (11,704)          (47,821)
                                                                                          ---------------   ---------------
           Net decrease in net assets resulting from dividends and distributions to
           shareholders                                                                         (426,089)       (1,240,750)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

           Net decrease in net assets derived from beneficial interest transactions          (41,209,549)       (2,830,928)
                                                                                          ---------------   ---------------

Net Assets

           Total decrease in net assets                                                      (41,275,242)       (2,947,108)
           Beginning of year                                                                  185,205,793       188,152,901
                                                                                          ---------------   ---------------
           End of year                                                                    $   143,930,551   $   185,205,793
                                                                                          ===============   ===============

See Notes to Financial Statements.


SUMMIT CASH RESERVES FUND, MAY 31, 2004


Financial Highlights

The following per share data and ratios have been derived                               Class A
from information provided in the financial statements.
                                                                               For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                         2004         2003         2002         2001          2000
Per Share Operating Performance

           Net asset value, beginning of year                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                                 .0050        .0111        .0238        .0560        .0508
           Realized and unrealized gain (loss)
           on investments--net                                  (.0003)        .0004        .0009        .0023      (.0005)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                       .0047        .0115        .0247        .0583        .0503
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends and distributions:
               Investment income--net                           (.0050)      (.0111)      (.0238)      (.0560)      (.0508)
               Realized gain on investments--net                (.0001)      (.0003)      (.0003)      (.0001)           --
                                                             ----------   ----------   ----------   ----------   ----------
           Total dividends and distributions                    (.0051)      (.0114)      (.0241)      (.0561)      (.0508)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of year                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========
           Total investment return*                                .51%        1.15%        2.42%        5.65%        5.17%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver                                 .67%         .59%         .72%         .67%         .67%
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses                                                .75%         .72%         .72%         .67%         .71%
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income and realized gain on
           investments--net                                        .51%        1.14%        2.41%        5.47%        5.09%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of year (in thousands)            $   59,300   $   58,062   $   52,552   $   68,962   $   52,564
                                                             ==========   ==========   ==========   ==========   ==========

*The Fund's Investment Adviser and Distributor waived a portion of their fees when applicable. Without such waiver, the Fund's performance would have been lower.

See Notes to Financial Statements.


SUMMIT CASH RESERVES FUND, MAY 31, 2004


Financial Highlights (concluded)

The following per share data and ratios have been derived                               Class B
from information provided in the financial statements.
                                                                               For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                         2004         2003         2002         2001          2000
Per Share Operating Performance

           Net asset value, beginning of year                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                                 .0011        .0035        .0162        .0497        .0432
           Realized and unrealized gain (loss)
           on investments--net                                  (.0002)        .0004        .0009        .0024      (.0004)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                       .0009        .0039        .0171        .0521        .0428
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends and distributions:
               Investment income--net                           (.0011)      (.0035)      (.0162)      (.0497)      (.0432)
               Realized gain on investments--net                (.0001)      (.0003)      (.0003)      (.0001)           --
                                                             ----------   ----------   ----------   ----------   ----------
           Total dividends and distributions                    (.0012)      (.0038)      (.0165)      (.0498)      (.0432)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of year                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========
           Total investment return*                                .12%         .38%        1.65%        4.82%        4.38%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver                                1.06%        1.36%        1.48%        1.44%        1.43%
                                                             ==========   ==========   ==========   ==========   ==========
           Expenses                                               1.51%        1.48%        1.48%        1.44%        1.48%
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income and realized gain on
           investments--net                                        .12%         .39%        1.66%        4.78%        4.33%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of year (in thousands)            $   84,630   $  127,114   $  135,601   $  164,922   $  174,683
                                                             ==========   ==========   ==========   ==========   ==========

*The Fund's Investment Adviser and Distributor waived a portion of their fees when applicable. Without such waiver, the Fund's performance would have been lower.

See Notes to Financial Statements.


SUMMIT CASH RESERVES FUND, MAY 31, 2004



Notes to Financial Statements


1. Significant Accounting Policies:
Summit Cash Reserves Fund (the "Fund") is a separate fund offering a separate class of shares of Financial Institutions Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which comprises a series of separate portfolios offering a separate class of shares to select groups of purchasers. The Fund is currently the only operating series of the Trust. The Fund's financial statements are prepared in conformity with U.S. generally accepted principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund may invest in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and backup withholding tax) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(g) Custodian bank--The Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from an additional income distribution payment.

(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



SUMMIT CASH RESERVES FUND, MAY 31, 2004



Notes to Financial Statements (continued)


2. Investment Advisory Agreement:
The Fund has entered into an Investment Management Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. FAM also performs certain administrative services necessary for the operation of the Trust and the Fund. For such services, FAM receives a fee from the Fund at the end of each month at the annual rate of .50% of the average daily net assets of the Fund. For the year ended May 31, 2004, FAM earned fees of $798,917, of which $141,499 was waived.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of .75% of the Fund's average daily net assets attributable to Class B Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class B Shares. For the year ended May 31, 2004, FAMD earned fees of $750,463, of which $353,547 was waived.

For the year ended May 31, 2004, Merrill Lynch, Pierce, Fenner & Smith Incorported ("MLPF&S"), a wholly-owned subsidiary of ML & Co., received contingent deferred sales charges of $43,487 and $218,309 relating to transactions in Class A Shares and Class B Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended May 31, 2004, the Fund reimbursed FAM $3,231 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
Net decrease in net assets derived from beneficial interest transactions was $41,209,549 and $2,830,928 for the years ended May 31, 2004 and May 31, 2003, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the                                       Dollar
Year Ended May 31, 2004                   Shares             Amount

Shares sold                           65,054,541   $     65,054,541
Automatic conversion of shares         4,536,913          4,536,913
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     279,050            279,050
                                 ---------------   ----------------
Total issued                          69,870,504         69,870,504
Shares redeemed                     (68,602,343)       (68,602,343)
                                 ---------------   ----------------
Net increase                           1,268,161   $      1,268,161
                                 ===============   ================


Class A Shares for the                                       Dollar
Year Ended May 31, 2003                   Shares             Amount

Shares sold                           60,748,725    $    60,748,725
Automatic conversion of shares         2,485,299          2,485,299
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     595,315            595,315
                                 ---------------   ----------------
Total issued                          63,829,339         63,829,339
Shares redeemed                     (58,287,890)       (58,287,890)
                                 ---------------   ----------------
Net increase                           5,541,449   $      5,541,449
                                 ===============   ================



SUMMIT CASH RESERVES FUND, MAY 31, 2004



Notes to Financial Statements (concluded)


Class B Shares for the                                       Dollar
Year Ended May 31, 2004                   Shares             Amount

Shares sold                           43,992,384   $     43,992,384
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                    109,877             109,877
                                 ---------------   ----------------
Total issued                          44,102,261         44,102,261
Automatic conversion of shares       (4,536,913)        (4,536,913)
Shares redeemed                     (82,043,058)       (82,043,058)
                                 ---------------   ----------------
Net decrease                        (42,477,710)   $   (42,477,710)
                                 ===============   ================


Class B Shares for the                                       Dollar
Year Ended May 31, 2003                   Shares             Amount

Shares sold                          122,184,432   $    122,184,432
Shares issued to shareholders
   in reinvestment of dividends
   anddistributions                      516,944            516,944
                                 ---------------   ----------------
Total issued                         122,701,376        122,701,376
Automatic conversion of shares       (2,485,299)        (2,485,299)
Shares redeemed                    (128,588,454)      (128,588,454)
                                 ---------------   ----------------
Net decrease                         (8,372,377)   $    (8,372,377)
                                 ===============   ================


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended May 31, 2004 and May 31, 2003 was as follows:


                                       5/31/2004          5/31/2003
Distributions paid from:
   Ordinary income               $       426,089   $      1,240,750
                                 ---------------   ----------------
Total taxable distributions      $       426,089   $      1,240,750
                                 ===============   ================


As of May 31, 2004, there were no significant differences between the book and tax components of net assets.




Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Trustees of Financial Institutions Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Summit Cash Reserves Fund of Financial Institutions Series Trust (the "Trust"), as of May 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Summit Cash Reserves Fund of Financial Institutions Series Trust as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey

July 16, 2004



SUMMIT CASH RESERVES FUND, MAY 31, 2004


Officers and Trustees (unaudited)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                       Position(s) Length of                                                Fund Complex   Directorships
                       Held with   Time                                                     Overseen by    Held by
Name, Address & Age    Fund        Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Interested Trustee

Terry K. Glenn*        President   1999 to    President of the Merrill Lynch Investment     126 Funds      None
P.O. Box 9011          and         present    Managers, L.P. ("MLIM")/Fund Asset            161 Portfolios
Princeton,             Trustee     and        Management, L.P. ("FAM")--Advised Funds
NJ 08543-9011                      1983 to    since 1999; Chairman (Americas Region)
Age: 63                            present    of MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and
                                              Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. since 1985.


* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.


SUMMIT CASH RESERVES FUND, MAY 31, 2004


Officers and Trustees (unaudited)(continued)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                       Position(s) Length of                                                Fund Complex   Directorships
                       Held with   Time                                                     Overseen by    Held by
Name, Address & Age    Fund        Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Independent Trustees*

James H. Bodurtha      Trustee     2002 to    Director, The China Business Group, Inc.      39 Funds       None
P.O. Box 9095                      present    since 1996 and Executive Vice President       56 Portfolios
Princeton,                                    thereof from 1996 to 2003; Chairman of the
NJ 08543-9095                                 Board, Berkshire Holding Corporation since
Age: 60                                       1982; Partner, Squire, Sanders & Dempsey
                                              from 1980 to 1993.


Joe Grills             Trustee     1994 to    Member of the Committee of Investment of      39 Funds       Kimco Realty
P.O. Box 9095                      present    Employee Benefit Assets of the Association    56 Portfolios  Corporation
Princeton,                                    of Financial Professionals ("CIEBA") since
NJ 08543-9095                                 1986; Member of CIEBA's Executive Committee
Age: 69                                       since 1988 and its Chairman from 1991 to
                                              1992; Assistant Treasurer of International
                                              Business Machines Corporation ("IBM") and
                                              Chief Investment Officer of IBM Retirement
                                              Funds from 1986 to 1993; Member of the
                                              Investment Advisory Committee of the State
                                              of New York Common Retirement Fund since
                                              1989; Member of the Investment Advisory
                                              Committee of the Howard Hughes Medical
                                              Institute from 1997 to 2000; Director,
                                              Duke Management Company since 1992 and
                                              Vice Chairman thereof since 1998; Director,
                                              LaSalle Street Fund from 1995 to 2001;
                                              Director, Kimco Realty Corporation since
                                              1997; Member of the Investment Advisory
                                              Committee of the Virginia Retirement System
                                              since 1998 and Vice Chairman thereof since
                                              2002; Director, Montpelier Foundation since
                                              1998 and its Vice Chairman since 2000;
                                              Member of the Investment Committee of the
                                              Woodberry Forest School since 2000; Member
                                              of the Investment Committee of the National
                                              Trust for Historic Preservation since 2000.


Herbert I. London      Trustee     2002 to    John M. Olin Professor of Humanities, New     39 Funds       None
P.O. Box 9095                      present    York University since 1993 and Professor      56 Portfolios
Princeton,                                    thereof since 1980; President, Hudson
NJ 08543-9095                                 Institute since 1997 and Trustee thereof
Age: 65                                       since 1980; Dean, Gallatin Division of
                                              New York University from 1976 to 1993;
                                              Distinguished Fellow, Herman Kahn Chair,
                                              Hudson Institute from 1984 to 1985;
                                              Director, Damon Corp. from 1991 to 1995;
                                              Overseer, Center for Naval Analyses from
                                              1983 to 1993; Limited Partner, Hypertech LP
                                              since 1996.


SUMMIT CASH RESERVES FUND, MAY 31, 2004


Officers and Trustees (unaudited)(continued)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                       Position(s) Length of                                                Fund Complex   Directorships
                       Held with   Time                                                     Overseen by    Held by
Name, Address & Age    Fund        Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Independent Trustees* (concluded)

Andre F. Perold        Trustee     2002 to    Harvard Business School, George Gund          39 Funds       None
P.O. Box 9095                      present    Professor of Finance and Banking since        56 Portfolios
Princeton,                                    2000; Senior Associate Dean, Director
NJ 08543-9095                                 of Faculty Recruiting since 2001;
Age: 52                                       Finance Area Chair from 1996 to 2001;
                                              Sylvan C. Coleman Professor of Financial
                                              Management from 1993 to 2000; Director,
                                              Genbel Securities Limited and Gensec Bank
                                              from 1999 to 2003; Director, Stockback, Inc.
                                              from 2000 to 2002; Director, Sanlam Limited
                                              from 2001 to 2003; Trustee, Commonfund from
                                              1989 to 2001; Director, Sanlam Investment
                                              Management from 1999 to 2001; Director,
                                              Bulldogresearch.com from 2000 to 2001;
                                              Director, Quantec Limited from 1991 to
                                              1999; Director and Chairman of the Board
                                              of UNX Inc. since 2003.


Roberta Cooper Ramo    Trustee     2002 to    Shareholder, Modrall, Sperling, Roehl,        39 Funds       None
P.O. Box 9095                      present    Harris & Sisk, P.A. since 1993; President,    56 Portfolios
Princeton,                                    American Bar Association from 1995 to
NJ 08543-9095                                 1996 and Member of the Board of Governors
Age: 61                                       thereof from 1994 to 1997; Shareholder,
                                              Poole, Kelly & Ramo, Attorneys at Law,
                                              P.C. from 1997 to 1993; Director, Coopers,
                                              Inc. since 1999; Director, ECMC Group
                                              (service provider to students, schools and
                                              lenders) since 2001; Director, United New
                                              Mexico Bank (now Wells Fargo) from 1983 to
                                              1988; Director, First National Bank of New
                                              Mexico (now Wells Fargo) from 1975 to 1976.


Robert S. Salomon, Jr. Trustee     1996 to    Principal of STI Management (investment       39 Funds       None
P.O. Box 9095                      present    adviser) since 1994; Chairman and CEO of      56 Portfolios
Princeton,                                    Salomon Brothers Asset Management from
NJ 08543-9095                                 1992 until 1995; Chairman of Salomon
Age: 67                                       Brothers equity mutual funds from 1992
                                              until 1995; regular columnist with Forbes
                                              Magazine from 1992 to 2002; Director of
                                              Stock Research and U.S. Equity Strategist
                                              at Salomon Brothers from 1975 until 1991;
                                              Trustee, Commonfund from 1980 to 2001.


Stephen B. Swensrud    Trustee     1984 to    Chairman of Fernwood Associates (investment   40 Funds       None
P.O. Box 9095                      present    adviser) since 1996; Principal, Fernwood      57 Portfolios
Princeton,                                    Associates (financial consultants) since
NJ 08543-9095                                 1975; Chairman of R.P.P. Corporation
Age: 70                                       (manufacturing company) since 1978; Director
                                              of International Mobile Communications,
                                              Incorporated (telecommunications company)
                                              since 1998.


* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


SUMMIT CASH RESERVES FUND, MAY 31, 2004


Officers and Trustees (unaudited)(concluded)


                      Position(s)  Length of
                      Held with    Time
Name, Address & Age   Fund         Served     Principal Occupation(s) During Past 5 Years
Fund Officers*

Donald C. Burke        Vice        1993 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011          President   present    1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton,             and         and        Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
NJ 08543-9011          Treasurer   1999 to
Age: 43                            present


Kevin J. McKenna       Senior      1998 to    Managing Director of MLIM and Head of MLIM Americas Fixed Income since 2000;
P.O. Box 9011          Vice        present    Director (Global Fixed Income) of MLIM from 1997 to 2000.
Princeton,             President
NJ 08543-9011
Age: 47


Richard J. Mejzak      Vice        2001 to    Director (Global Fixed Income) of MLIM since 2000; Vice President of MLIM from
P.O. Box 9011          President   present    1996 to 2000.
Princeton,
NJ 08543-9011
Age: 35


Phillip S. Gillespie   Secretary   2002 to    First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000
P.O. Box 9011                      present    to 2001; Vice President from 1999 to 2000 and Attorney associated with
Princeton,                                    MLIM since 1998.
NJ 08543-9011
Age: 40


* Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210



SUMMIT CASH RESERVES FUND, MAY 31, 2004



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Joe Grills, (2) Andre F. Perold, (3) Robert S.
Salomon, Jr., and (4) Stephen B. Swensrud.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees -         Fiscal Year Ending May 31, 2004 - $25,000
                         Fiscal Year Ending May 31, 2003 - $25,600

(b) Audit-Related Fees - Fiscal Year Ending May 31, 2004 - $0
                         Fiscal Year Ending May 31, 2003 - $0

(c) Tax Fees -           Fiscal Year Ending May 31, 2004 - $5,200
                         Fiscal Year Ending May 31, 2003 - $5,400

The nature of the services include tax compliance, tax advice and tax planning.

(d) All Other Fees -     Fiscal Year Ending May 31, 2004 - $0
                         Fiscal Year Ending May 31, 2003 - $0

(e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)  0%

(f) Not Applicable

(g) Fiscal Year Ending May 31, 2004 - $16,581,086
    Fiscal Year Ending May 31, 2003 - $17,622,606

(h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Summit Cash Reserves Fund of Financial Institutions Series Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Summit Cash Reserves Fund of Financial Institutions Series
       Trust


Date: July 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Summit Cash Reserves Fund of Financial Institutions Series
       Trust


Date: July 19, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Summit Cash Reserves Fund of Financial Institutions Series
       Trust


Date: July 19, 2004